Allowance for Loan Losses - Aging Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 11,805	$ 6,421
Current	1,549,212	1,158,025
Total Loans	1,561,941	1,164,661
Past Due 90 Days and Accruing		16
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8,328	3,337
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,449	431
90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,028	2,653
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	924	215
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	317	1,262
Current	176,743	151,124
Total Loans	177,101	152,473
Commercial and Agriculture [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	225	575
Commercial and Agriculture [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		2
Commercial and Agriculture [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	92	685
Commercial and Agriculture [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	41	87
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,524	1,485
Current	208,597	162,614
Total Loans	210,121	164,099
Commercial Real Estate Owner Occupied [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	547	897
Commercial Real Estate Owner Occupied [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	413	104
Commercial Real Estate Owner Occupied [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	564	484
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	950	603
Current	522,648	425,020
Total Loans	523,598	425,623
Commercial Real Estate Non Owner Occupied [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	288	133
Commercial Real Estate Non Owner Occupied [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	290
Commercial Real Estate Non Owner Occupied [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	372	470
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8,601	2,627
Current	448,366	265,980
Total Loans	457,850	268,735
Residential Real Estate [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7,118	1,613
Residential Real Estate [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	677	229
Residential Real Estate [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	806	785
Residential Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	883	128
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	39	27
Current	135,156	97,504
Total Loans	135,195	97,531
Real Estate Construction [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12
Real Estate Construction [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	27
Farm Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	191	213
Current	38,322	39,248
Total Loans	38,513	39,461
Farm Real Estate [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	33	27
Farm Real Estate [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	158	186
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	183	204
Current	19,380	16,535
Total Loans	19,563	16,739
Past Due 90 Days and Accruing		16
Consumer and Other [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	117	92
Consumer and Other [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	57	96
Consumer and Other [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 9	$ 16